Other Intangible Assets - Estimated Amortization Expense Related to Acquired Intangible Assets and Integrated Software System (Detail) (USD $) In Millions, unless otherwise specified	Sep. 30, 2013
Acquired Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Remainder of 2013	$ 5.5
2014	22.2
2015	22.2
2016	22.2
2017	22.1
Integrated software system [Member]
Finite-Lived Intangible Assets [Line Items]
Remainder of 2013	0.5
2014	2.2
2015	2.2
2016	0.7
2017